SUBSEQUENT EVENT	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Jul. 31, 2025
SUBSEQUENT EVENT

10. SUBSEQUENT EVENTS

Merger Agreement

On March 6, 2026, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among the Company, Gravitics Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (the “Merger Sub”), and Gravitics, Inc., a Delaware corporation (“Gravitics”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, at the effective time (the “Effective Time”) (i) Merger Sub will be merged with and into Gravitics, (ii) the separate corporate existence of Merger Sub will thereupon cease and Gravitics will be the surviving corporation (the “Surviving Corporation”), and (iii) the Surviving Corporation will become a wholly-owned subsidiary of the Company (the “Merger”).

The Merger

On March 6, 2026, the Company’s Board of Directors unanimously (i) approved and declared advisable the Merger Agreement and the Merger and other transactions contemplated thereby, (ii) authorized the Company to effect the Reverse Stock Split, at a ratio to be mutually agreed to by the parties, and (iii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of the Company.

At the Effective Time, the Company plans to change its business focus to the business of Gravitics, which designs and manufactures large space structures including orbital carriers, cargo logistics spacecraft, and space station modules to be used for commercial development in earth orbit and beyond. In connection with the Merger, the Company intends to change its name and trading symbol to a name and trading symbol that are more representative of the business of Gravitics.

In addition, at the Effective Time, the members of the Board intend to (i) appoint individuals to the Board to be designated by Gravitics, a majority of whom shall qualify as “independent” under Nasdaq Rule 5605(a)(2), and which will include Colin Doughan, the Chief Executive Officer of Gravitics, as Chairman, and (ii) subsequently, resign as directors. The officers of the Combined Company will be such individuals as are determined by the newly constituted Board.

The parties expect the closing of the Merger to occur on or before June 30, 2026, or on such other date that the parties mutually agree to in writing. See, “Risk Factors-Risks Relating to Our Business-Because Gravitics may not meet closing conditions we may not be successful in consummating the Merger.

Extension of Related Party Promissory Notes

On January 5, 2026, the Company and each of Dr. Frost and Dr. Hsiao entered into amendments for each of the outstanding promissory notes to extend the maturity date from December 31, 2025 to June 30, 2026 (see Note 7).

Promissory Noted dated January 2, 2026 in the Amount of $100,000

On January 2, 2026, NIMS entered into a Promissory Note in the principal amount of $100,000.00 with Frost Gamma Investments Trust (the “2026 Frost Gamma Note”), a trust controlled by Dr. Phillip Frost, which beneficially owns in excess of 10% of NIMS’ common stock. The interest rate payable by NIMS on the 2026 Frost Gamma Note is 11% per annum, payable on the maturity date of June 30, 2026. The 2026 Frost Gamma Note may be prepaid in advance of the June 30, 2026 maturity date without penalty.

8. SUBSEQUENT EVENT

On July 27, 2026, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Florida to effect a 1-for-150 reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). The Reverse Stock Split did not change the par value of the Company’s common stock, which remains $0.01 per share, or the number of authorized shares of common stock, which remains 400,000,000 shares. The Reverse Stock Split became effective in the market on July 30, 2026.

As a result of the Reverse Stock Split, all shares and per-share amounts presented in the accompanying condensed consolidated financial statements and notes thereto have been retroactively adjusted to reflect the Reverse Stock Split as if it had occurred at the beginning of the earliest period presented.

On October 30, 2026, the Company entered into a Sixth Amendment to each of (i) that certain Promissory Note dated October 4, 2021 in the principal amount of $75,000 with Frost Gamma Investments Trust (the “2021 Frost Gamma Note”), (ii) that certain Promissory Note dated October 4, 2021 in the principal amount of $75,000 with Dr. Jane Hsiao (the “2021 Hsiao Note”), (iii) that certain Promissory Note dated September 16, 2022 in the principal amount of $75,000 with Frost Gamma Investments Trust (the “2022 Frost Gamma Note”), and (iv) that certain Promissory Note dated September 16, 2022 in the principal amount of $75,000 with Dr. Hsiao (the “2022 Hsiao Note” and, collectively with the 2021 Frost Gamma Note, the 2021 Hsiao Note and the 2022 Frost Gamma Note, the “Affiliate Notes”). Frost Gamma Investments Trust is a trust controlled by Dr. Phillip Frost, a director of the Company, which beneficially owns in excess of 10% of the Company’s common stock. Dr. Hsiao is the Company’s Chairman of the Board and Interim Chief Executive Officer and a beneficial owner in excess of 10% of the Company’s common stock. Each Sixth Amendment extends the maturity date of the applicable Affiliate Note from October 31, 2026 to November 30, 2026. No other provisions of the Affiliate Notes were amended.

10. SUBSEQUENT EVENTS

On August 27, 2025, the Company entered into a promissory note with Frost Gamma in the principal amount of $25,000 which accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026, as amended on January 5, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

On January 2, 2026, the Company entered into a new promissory agreement with Frost Gamma in the aggregate principal amount of $100,000, which accrues interest at a rate of 11% per annum, payable on the maturity date on June 30, 2026. The promissory notes may also be prepaid in advance of the maturity date without penalty.

Gravitics Inc [Member]
SUBSEQUENT EVENT

15. Subsequent Events

Stock Option Grants

On July 13, 2026, the Company’s board of directors approved the grant of stock options to purchase an aggregate of 2,155,771 shares of common stock under the 2022 Plan to certain employees and executive officers. Additionally, on August 18, 2026, the Company’s board of directors approved the grant of stock options to purchase an aggregate of 11,292 shares of common stock under the 2022 Plan to certain employees. The options have an exercise price of $4.28 per share, which the board determined to be not less than the fair market value of the Company’s common stock on the grant date, and have a contractual term of ten years. The options are subject to a range of vesting schedules, including awards that vested in full on the grant date and awards that vest over service periods of up to four years, in each case subject to continued service. The Company will begin recognizing compensation cost for these awards in the third quarter of 2026 over the requisite service periods.

Exercise of Service Provider Warrants

In August 2026, the remaining 958,920 Service Provider Warrants were exercised at an exercise price of $0.01 per share (see Note 9). Following this exercise, no Service Provider Warrants remain outstanding. The shares issued upon exercise remain subject to forfeiture until the related performance condition is satisfied and are treated as contingently returnable shares that are excluded from the computation of net loss per share until the performance condition is met. Because vesting of the Service Provider Warrants remains contingent upon the consummation of the reverse merger and the concurrent equity financing, which is not considered probable, no compensation cost has been recognized in connection with these exercises.

Bridge Financing

On August 17, 2026, the Company entered into a Loan Agreement (the “Loan Agreement”) with BZH SPO LLC (the “Lender”) pursuant to which the lender agreed to extend to the Company an unsecured credit facility in an aggregate principal amount of $1.0 million, to be advanced in two tranches of $0.5 million each and evidenced by an unsecured promissory note (the “Note”). The proceeds are to be used for working capital purposes pending completion of the Merger and receipt of proceeds under the Company’s STRATFI contract (see Notes 1 and 13). The first and second tranches were funded on August 18, 2026 in the amount of $1.0 million, net of reimbursable legal fees to the Lender. Each tranche matures on the date falling 60 days after the funding date of the first tranche.

Amounts advanced under the note bear an original issue discount equal to 50% of the principal amount of each tranche for each 30-day period, together with interest at a rate of 4.0% per 30-day period calculated on a simple, non-compounding basis on the original principal amount of each tranche. The original issue discount for each period is earned in full on the first day of that period and is not refundable upon early repayment. From and including the 61st day following the funding date, an additional default premium of 3.0% per 30-day period accrues automatically, resulting in an aggregate rate of 7.0% per 30-day period from that date. As the full $1.0 million facility was advanced on August 18, 2026, the amount payable upon repayment at the 60-day maturity date is approximately $2.1 million, with the amount payable increasing for periods thereafter. The note is unsecured, ranks pari passu with the Company’s other unsecured indebtedness, and contains no conversion right or equity participation in favor of the lender.

The Company is required to apply proceeds from the Merger, the STRATFI contract, and from certain other sources to repayment of the note in priority to other uses, subject to a limited working capital retention. The Loan Agreement contains customary representations, warranties and covenants, including restrictions on liens, additional indebtedness and restricted payments, and a minimum liquidity requirement. Events of default include, among others, non-payment, breach of covenants, insolvency, termination of the STRATFI contract, and the Merger not having closed on or before October 31, 2026, upon any of which the lender may declare all amounts outstanding immediately due and payable. At or prior to the closing of the Merger, NIMS is required to guarantee and assume, as a co-obligor, the Company’s obligations under the Loan Agreement and the note.

16. Subsequent Events

Series A redeemable convertible preferred stock

In January 2026, the Company issued 337,540 shares of Series A-1 redeemable convertible preferred stock at a price of $4.89 per share for gross proceeds of $1.7 million, which were received during 2025 in advance of the closing and recorded as subscription liability (see Note 12), and further sold 2,240,041 shares of Series A-1 redeemable convertible preferred stock at a price of $4.89 per share for gross proceeds of $10.9 million in a subsequent closing in January and February 2026 (collectively, the “Series A-I Closing”). Total gross proceeds of the Series A-I Closing are inclusive of $4.9 million received from existing investors.

In connection with the Series A-I Closing, the Company amended and restated its certificate of incorporation to, among other things, increase the authorized shares of capital stock to 37,179,718 shares, consisting of 27,000,000 shares of common stock and 10,179,718 shares of preferred stock, and to authorize and designate three new series of preferred stock: Series A-I (4,073,456 shares), Series A-II (738,035 shares), and Series A-III (1,116,759 shares) (collectively, the “Series A Preferred Stock”). The Company also amended its 2022 Equity Incentive Plan to increase the number of shares of common stock reserved for issuance under the plan from 3,546,000 to 5,381,207.

The Series A-I Closing constituted an equity financing under the SAFE agreements (see Note 10). In connection with the Series A-I Closing, all outstanding SAFEs converted into 1,373,131 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 738,035 shares of Series A-II redeemable convertible preferred stock at a conversion price of $4.75 per share. The SAFE liabilities of $10.1 million as of December 31, 2025 were fully satisfied and settled as a result of the conversion.

The Series A-I Closing constituted a next equity financing under the Company’s convertible promissory note agreements (see Note 8). In connection with the Series A-I Closing, and the signing of the Merger Agreement on March 6, 2026 (see below), all outstanding convertible promissory notes and accrued interest, inclusive of $0.6 million of default interest, converted into 122,744 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 1,121,204 shares of Series A-III redeemable convertible preferred stock at a conversion price of $4.60 per share. The convertible promissory note liabilities of $5.7 million as of December 31, 2025 were fully satisfied and settled as a result of the conversion.

The Series A Closing further constituted an equity financing under the SAFE agreements. In connection with the Series A Closing, all outstanding SAFEs converted into 1,373,131 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 738,035 shares of Series A-II redeemable convertible preferred stock at a conversion price of $4.75 per share. The SAFE liabilities of $10.1 million as of December 31, 2025 were derecognized accordingly.

The Series A Closing constituted a next equity financing under the Company’s convertible note agreements. In connection with the Series A Closing, all outstanding convertible promissory notes and accrued interest, inclusive of $0.6 million of default interest, converted into 122,744 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 1,121,204 shares of Series A-III redeemable convertible preferred stock at a conversion price of $4.60 per share. The convertible note liabilities of $5.7 million as of December 31, 2025 were derecognized accordingly.

Entry into materially definitive agreement

On March 6, 2026, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Non-Invasive Monitoring Systems, Inc., a publicly traded shell company, and Gravitics Merger Sub, Inc., a wholly owned subsidiary of Non-Invasive Monitoring Systems. Pursuant to the Merger Agreement, Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of Non-Invasive Monitoring Systems (the “Merger”). The transaction is expected to be accounted for as a reverse recapitalization, with the Company treated as the accounting acquirer.

At the effective time of the Merger, all outstanding shares of the Company’s capital stock will be converted into shares of Non-Invasive Monitoring Systems common stock, such that the Company’s stockholders will hold not less than 95.5% of the total post-merger equity. All outstanding stock options and warrants of the Company will be exchanged for equivalent instruments of the post-merger entity.

Closing of the Merger is expected on or before June 30, 2026 and is subject to customary conditions, including regulatory approvals, stockholder approvals by both companies, effectiveness of a registration statement on Form S-4, and readiness of the public offering. The financial effect of the Merger on the Company’s financial statements cannot be estimated at this time, as the transaction has not yet closed.